Lease liabilities	9 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	Lease liabilities
The table below present the carrying amounts of right-of-use assets recognized and the movements during the period:

	Real-estate	IT and office equipment	Total
	(In thousands)
As at January 1, 2020	$3,942	$107	$4,049
Additions	914	547	1,461
Disposals	(207)	(255)	(462)
Depreciation expenses	(958)	(196)	(1,154)
Amortization disposals	125	255	380
As at September 30, 2020	$3,816	$458	$4,274
The table below present the carrying amounts of lease liabilities and the movements during the period:

	Lease liabilities	Current	Non-current
	(In thousands)
As at January 1, 2020	$4,104	$900	$3,204
Additions	1,409
Interest expense	487
Foreign exchange gain (loss)	111
Payments	(1,327)
As at September 30, 2020	$4,784	$806	$3,978

The rental charges relating to short-term and low value leases remain classified as operating expenses in the Condensed Consolidated Statements of Operations and amounted to $491,000 for the nine months ended September 30, 2020.